Consolidated Statements Of Cash Flows (Parenthetical)		12 Months Ended
		Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
EOL and MR contract maintenance rights expense		$ 348,366,000	$ 54,507,000
EOL contract maintenance rights write off due to cash receipt		118,438,000	27,570,000
MR contract maintenance rights write off due to maintenance liability release		161,839,000	48,729,000
Maintenance rights write off	[1]	$ 628,643,000	130,806,000
Number of asset value guarantees settled | item		3
Non-Cash Investing And Financing Activities [Member]
Flight equipment reclassified to net investment in finance and sales-type leases		$ 152,200,000	108,300,000	$ 32,900,000
Other Assets [Member] | Non-Cash Investing And Financing Activities [Member]
Flight equipment reclassified to other assets		49,600,000	$ 51,600,000
AIG [Member]
Stock repurchase program, expense		$ 11,200,000

[1]	(a) Maintenance rights write off consisted of the following: EOL and MR contract maintenance rights expense$ 348,366$ 54,507$ - EOL contract maintenance rights write off due to cash receipt 118,438 27,570 - MR contract maintenance rights write off due to maintenance liability release 161,839 48,729 - Maintenance rights write off$ 628,643$ 130,806$ -